Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 0	$ 0	$ 0
Operating expenses
General and administrative	4,499,923	1,425,855	1,514,751
Research and development	1,562,927	244,155	45,650
Total operating expenses	6,062,850	1,670,010	1,560,401
Other expenses
Fair value adjustment to convertible notes payable	1,250,000	378,333
Warrant liability expense	12,784,329
Financing expense	275,000
Interest expense	1,090,409	47,021
Total other expense	15,399,738	425,354
Net loss	$ (21,462,588)	$ (2,095,364)	$ (1,560,401)
Loss per share
Basic	$ (0.01)	$ (0.70)	$ (0.52)
Fully-diluted	$ (0.01)	$ (0.70)	$ (0.52)
Weighted average number of shares outstanding
Basic	1,584,905,594	1,201,460,800	1,201,460,800
Fully-diluted	1,584,905,594	1,201,460,800	1,201,460,800
ADS
Loss per share
Basic	$ (5.42)	$ (0.70)	$ (0.52)
Fully-diluted	$ (5.42)	$ (0.70)	$ (0.52)
Weighted average number of shares outstanding
Basic	3,962,264	3,003,652	3,003,652
Fully-diluted	3,962,264	3,003,652	3,003,652